VARIABLE INTEREST ENTITIES ("VIEs")	12 Months Ended
Dec. 31, 2020
VARIABLE INTEREST ENTITIES [Abstract]
VARIABLE INTEREST ENTITIES ("VIEs")

5.	VARIABLE INTEREST ENTITIES ("VIEs")

5.1	Lessor VIEs

As of December 31, 2020, we leased nine vessels (December 31, 2019: eight vessels) from VIEs as part of sale and leaseback agreements, of which four were with ICBC Finance Leasing Co. Ltd (“ICBCL”) entities, one with a China Merchants Bank Co. Ltd (“CMBL”) entity, one with a CCB Financial Leasing Corporation Limited (“CCBFL”) entity, one with a COSCO Shipping entity, one with a China State Shipbuilding Corporation entity (“CSSC”) entity and one with a AVIC International Leasing Company Limited (“AVIC”) entity. Each of the ICBCL, CMBL, CCBFL, COSCO Shipping. CSSC and AVIC entities are wholly-owned, newly formed special purpose vehicles (“Lessor SPV”). In each of these transactions, we sold our vessel and then subsequently leased back the vessel on a bareboat charter for a term of seven to ten years. We have options to repurchase each vessel at fixed predetermined amounts during their respective charter periods and an obligation to repurchase each vessel at the end of each vessel's respective lease period.

While we do not hold any equity investments in the above SPVs, we have determined that we have a variable interest in these SPVs and that these lessor entities, that own the vessels, are VIEs. Based on our evaluation of the agreements, we have concluded that we are the primary beneficiary of these VIEs and, accordingly, these lessor VIEs are consolidated into our financial results. We did not record any gains or losses from the sale of these vessels as they continued to be reported as vessels at their original costs in our consolidated financial statements at the time of each transaction. Similarly, the effect of the bareboat charter arrangement is eliminated upon consolidation of the lessor SPV. The equity attributable to the respective lessor VIEs are included in non-controlling interests in our consolidated financial statements. As of December 31, 2020 and 2019, the respective vessels are reported under “Vessels and equipment, net” or “Asset under development” in our consolidated balance sheets.

During the year ended December 31, 2020, we entered into a 1 year sale and leaseback arrangement with CSSC for LNG Croatia (formerly known as Golar Viking) with a sale value of $145.0 million for the funding of the conversion of the LNG carrier. Concurrent with the sale of the vessel to LNG Hrvatska d.o.o. on December 22, 2020, we have repurchased the vessel and terminated the sale and leaseback arrangement with CSSC (note 15 and 18). Consequently it resulted in the deconsolidation of the lessor VIE reflected against non-controlling interest of $4.8 million on our consolidated balance sheet.

The following table gives a summary of the sale and leaseback arrangements, including repurchase options and obligations as of December 31, 2020:

Vessel	Effective from	Lessor	Sales value (in $ millions)	Lease duration	First repurchase option (in $ millions)	Date of first repurchase option	Net repurchase obligation at end of lease term (in $ millions)	End of lease term
Golar Glacier	October 2014	ICBCL	204.0	10 years	173.8	October 2019 (1)	116.7	October 2024
Golar Kelvin	January 2015	ICBCL	204.0	10 years	173.8	January 2020 (1)	116.7	January 2025
Golar Snow	January 2015	ICBCL	204.0	10 years	173.8	January 2020 (1)	116.7	January 2025
Golar Ice	February 2015	ICBCL	204.0	10 years	173.8	February 2020 (1)	116.7	February 2025
Golar Tundra	November 2015	CMBL	254.6	10 years	168.7	November 2018 (1)	51.3	November 2025
Golar Seal	March 2016	CCBFL	203.0	10 years	132.8	March 2018(1)	63.4	March 2026
Golar Crystal	March 2017	COSCO	187.0	10 years	97.3	March 2020 (1)	50.0	March 2027
Hilli	June 2018	CSSC	1,200.0	10 years	633.2	June 2023	300.0	June 2028
Golar Bear	June 2020	AVIC	160.0	7 years	100.7	June 2021	45.0	June 2027

(1) We did not exercise the first repurchase option.

A summary of our payment obligations (excluding repurchase options and obligations) under the bareboat charters with the lessor VIEs as of December 31, 2020, are shown below:

(in thousands of $)	2021	2022	2023	2024	2025	2026+
Golar Glacier	17,100	17,100	17,100	12,884	—	—
Golar Kelvin	17,100	17,100	17,100	15,695	—	—
Golar Snow	17,100	17,100	17,100	15,695	—	—
Golar Ice	17,100	17,100	17,100	17,147	1,452	—
Golar Tundra (1)(2)	80,203	—	—	—	—	—
Golar Seal (2)	—	68,621	—	—	—	—
Golar Crystal (1)	9,903	9,932	9,951	9,979	9,982	12,499
Hilli (1)	102,874	99,645	96,416	93,265	89,958	190,590
Golar Bear (1)	13,923	13,490	13,058	12,635	12,193	14,081

(1) The payment obligations relating to the Golar Tundra, Golar Crystal, Hilli and Golar Bear above includes variable rental payments due under the lease based on assumed LIBOR plus a margin.

(2) The payment obligations relating to the Golar Tundra and Golar Seal have been presented in 2021 and 2022 even though the maturities of the lease obligations are in November 2025 and March 2026, due to the call option and put option maturing in June 2021 and January 2022, respectively (note 18).

The assets and liabilities of the lessor VIEs that most significantly impact our consolidated balance sheets as of December 31, 2020 and 2019, are as follows:

(in thousands of $)	Golar Glacier	Golar Kelvin	Golar Snow	Golar Ice	Golar Tundra	Golar Seal	Golar Crystal	Hilli	Golar Bear	2020	2019
Assets										Total	Total
Restricted cash and short-term deposits (note 12)	69	11	1,467	1,521	—	3,432	4,990	16,670	8,715	36,875	34,947

Liabilities
Debt:
Current portion of long-term debt and short-term debt (1)	(110,625)	(128,563)	(111,108)	(83,857)	(10,215)	—	(8,220)	(413,394)	—	(865,982)	(963,005)
Long-term interest bearing debt - non-current portion (1)	—	—	—	—	(79,235)	(89,752)	(74,984)	(277,487)	(103,661)	(625,119)	(617,124)
	(110,625)	(128,563)	(111,108)	(83,857)	(89,450)	(89,752)	(83,204)	(690,881)	(103,661)	(1,491,101)	(1,580,129)

(1) Where applicable, these balances are net of deferred finance charges (note 18).

The most significant impact of the lessor VIE's operations on our consolidated statements of operations and consolidated statements of cash flows, for the years ended December 31, 2020, 2019 and 2018 are as follows:

(in thousands of $)	2020	2019	2018
Statement of income
Interest expense	34,733	69,373	61,502

Statement of cash flows
Net debt repayments	(550,663)	(410,737)	(299,776)
Net debt receipts	459,707	144,278	1,061,000

5.2	Golar Hilli LLC

In 2018, we and affiliates of Keppel Shipyard Limited (“Keppel”) and Black & Veatch Corporation (“B&V”) (together, the “Sellers"), completed the sale (“Hilli Disposal”) to Golar Partners of common units (the “Hilli Common Unit”) in our consolidated subsidiary Golar Hilli LLC (“Hilli LLC”), which owns Golar Hilli Corp. (“Hilli Corp”), the disponent owner of the Hilli for $658 million, less 50% of our net lease obligations.

The Hilli Disposal resulted in the following changes to our ownership interest in our consolidated subsidiary Hilli LLC in our equity:

(in thousands of $)	December 31, 2018
Net loss attributable to stockholders of Golar LNG Limited	(231,428)
Transfer to the non-controlling interests: increase in Golar LNG Limited’s paid-in capital for sale of 1096 Hilli Common Units in July 2018	304,468
Changes from net loss attributable to stockholders of Golar LNG Limited and transfers to non-controlling interests	73,040

Concurrently with the closing of the Hilli Disposal, we entered into the Amended and Restated Limited Liability Company Agreement of Hilli LLC (the “LLC Agreement”) on July 12, 2018. The ownership interests in Hilli LLC are represented by three classes of units: the Hilli Common Units, the Series A Special Units and the Series B Special Units. After the Hilli Disposal, the ownership structure of Hilli LLC is as follows:

	Percentage ownership interest
	Common Units	Series A Special Units	Series B Special Units
Golar LNG Limited	44.6%	89.1%	89.1%
Golar Partners	50.0%	—%	—%
Keppel	5.0%	10.0%	10.0%
B&V	0.4%	0.9%	0.9%

We are the managing member of Hilli LLC and are responsible for all operational, management and administrative decisions relating to Hilli LLC’s business. We have retained sole control over the most significant activities and the greatest exposure to variability in residual returns and expected losses from the Hilli and, as a result, management has concluded that Hilli LLC is a VIE and that we are the primary beneficiary. As such, we continue to consolidate both Hilli LLC and Hilli Corp.

All three classes of ownership interests in Hilli LLC have certain participating and protective rights. We reflect Keppel and B&V’s ownership in Hilli LLC’s Series A Special Units and Series B Special Units as non-controlling interests in our financial statements.

The LLC Agreement provides that within 60 days after the end of each quarter (commencing with the quarter ending September 30, 2018), we, in our capacity as the managing member of Hilli LLC, shall determine the amount of Hilli LLC’s available cash and appropriate reserves (including cash reserves for future maintenance capital expenditures, working capital and other matters), and Hilli LLC shall make a distribution to the unitholders of Hilli LLC (the “Hilli Unitholders”) of the available cash, subject to such reserves. Hilli LLC shall make distributions to the Hilli Unitholders when, as and if declared by us; provided, however, that no distributions may be made on the Hilli Common Units on any distribution date unless Series A Distributions (defined below) and Series B Distributions (defined below) for the most recently ended quarter and any accumulated Series A Distributions and Series B Distributions in arrears for any past quarter have been or contemporaneously are being paid or provided for.

Series A Special Units:
The Series A Special Units rank senior to the Hilli Common Units and on par with the Series B Special Units. Upon termination of the LTA, Hilli LLC has a right to redeem the Series A Special Units from legally available funds at a redemption price of $1 (per Series A Special Unit) plus any unpaid distributions. There are no conversion features on the Series A Special Units. “Series A Distributions” reflect all incremental cash receipts by Hilli Corp during such quarter when Brent Crude prices rise above $60 per barrel with contractually defined adjustments.

Series B Special Units:
The Series B Special Units rank senior to the Hilli Common Units and on par with the Series A Special Units. There are no conversion or redemption features on the Series B Special Units. Incremental returns generated from future vessel expansion capacity (currently uncontracted and excluding the exercise of additional capacity under the existing LTA) include cash receipts and contractually defined adjustments. Of such vessel expansion capacity distributions (“Series B Distributions”):

•holders of Series B Special Units are entitled to 95% of these distributions, and
•holders of Hilli Common Units are entitled to 5% of these distributions.

Hilli Common Units:
Distributions attributable to Hilli Common Unitholders are not declared until any accumulated Series A Special Units and Series B Special Units distributions have been paid. As discussed above, Hilli Common Unitholders are entitled to receive a pro rata share of 5% of the vessel expansion capacity distributions.

Impact of partial disposal:
Hilli LLC is an entity where the economic results are allocated based on the LLC Agreement rather than relative ownership percentages. This is due to the different classes of equity within the Hilli LLC entity, as discussed above (Hilli Common Units, Series A Special Units, Series B Special Units). As the LLC Agreement is a substantive contractual arrangement that specifies the allocation of cash proceeds, management has allocated the results of the Hilli LLC entity based on this.
The main assumption made in the above exercise was to make certain assumptions about the allocation of non-cash components. Specifically, the unrealized mark-to-market movement in the oil derivative instrument is allocated to the Series A Special Unit holders only as they are the only unit holders who benefit from the oil-linked revenues, and the cost of the Hilli asset is allocated between the Hilli Common Unit holders and the Series B Special Unit holders. This split follows the allocation of cash revenues associated with the capacity of the asset to the Hilli Common Unit holders and the Series B Special Unit holders.

Summarized financial information of Hilli LLC

The assets and liabilities of Hilli LLC(1) that most significantly impacted our consolidated balance sheet as of December 31, 2020 and 2019, are as follows:

(in thousands of $)	2020	2019
Balance sheet
Current assets	65,629	64,507
Non-current assets	1,203,805	1,300,065
Current liabilities	(447,701)	(496,029)
Non-current liabilities	(345,058)	(418,578)

(1) As Hilli LLC is the primary beneficiary of the Hilli Lessor VIE (see above) the Hilli LLC balances include the Hilli Lessor VIE.

The most significant impacts of Hilli LLC VIE's operations on our consolidated statements of operations and consolidated statements of cash flows, as of December 31, 2020 and 2019, are as follows:

(in thousands of $)	2020	2019
Statement of income
Liquefaction services revenue	226,061	218,096
Realized and unrealized losses on the oil derivative instrument	(42,561)	(26,001)

Statement of cash flows
Net debt repayments	(322,304)	(243,513)
Net debt receipts	230,721	129,454

5.3	Gimi MS Corporation

In April 2019, Gimi MS Corporation (“Gimi MS”) entered into a Subscription Agreement with First FLNG Holdings Pte. Ltd. (“First FLNG Holdings”), an indirect wholly-owned subsidiary of Keppel Capital, in respect to First FLNG Holdings' participation in a 30% share of FLNG Gimi. Gimi MS will construct, own and operate FLNG Gimi and First FLNG Holdings subscribed for 30% of the total issued ordinary share capital of Gimi MS for a subscription price equivalent to 30% of the estimated project cost. Under the Subscription Agreement, Gimi MS may call for cash from the shareholders for any future funding requirements and shareholders are required to contribute to such cash calls up to a defined cash call contribution.

Concurrent with the closing of the sale of the common units, we have determined that (i) Gimi MS is a VIE, (ii) we are the primary beneficiary and retain sole control over the most significant activities and the greatest exposure to variability in residual returns and expected losses from the Gimi. Thus, Gimi MS continues to be consolidated into our financial statements.
Summarized financial information of Gimi MS

The assets and liabilities of Gimi MS that most significantly impacted our consolidated balance sheet as of December 31, 2020 and 2019, are as follows:

(in thousands of $)	Notes	2020	2019
Balance sheet
Current assets		15,505	24,894
Non-current assets	15	658,247	434,248
Current liabilities		(33,844)	(9,697)
Non-current liabilities		(277,932)	(107,902)

The most significant impacts of Gimi MS VIE's operations on our consolidated statement of cash flows, as of December 31, 2020 and 2019, are as follows:

(in thousands of $)	2020	2019
Statement of cash flows
Additions to asset under development	217,590	376,276
Financing costs paid	(11,302)	(20,938)
Net debt receipts	170,000	130,000
Proceeds from subscription of equity interest	11,081	115,246